OTHER INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Other Information
Disclosure number of share options

	Share options	Restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Awarded during the period	15,567	7,974	163,458
Issued during the period	-	(193,275)	-
Cash settled during the period	-	(1,529)	-
Exercised during the period	-	-	-
Forfeited during the period	(114,227)	(42,177)	(73,411)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Vested	566,326	196,150	5,330,973
Unvested	366,907	362,717	3,572,236

12/31/2023

	Share options	Restricted Shares	Deferred payments right (USD)
Total rights as of December 31, 2022	903,955	899,918	8,792,426
Awarded during the period	158,637	81,254	313,242
Issued during the period	-	(175,944)	-
Cash settled during the period	-	(3,084)	-
Exercised during the period	-	-	-
Forfeited during the period	(30,699)	(14,270)	(292,506)
Total rights as of December 31, 2023	1,031,893	787,874	8,813,162
Vested	388,779	194,804	3,530,831
Unvested	643,114	593,070	5,282,331

	Share options	Restricted Shares	Deferred payments right
Total Rights assigned to the beneficiaries	900,148	897,970	-
Fair value of the LTIP in USD	1,058,967	3,632,610	4,131,152
Weighted average price in USD	1.18	4.05	-
Options granted during the period	180,030	179,594	37,918
Options exercised during the period	-	-	-
Options outstanding as of December 31, 2022	180,030	179,594	37,918
Exercisable as of December 31, 2022	-	-	-

Disclosure assumptions considering

Forecast share price volatility (annualized)	49.06% - 49.17%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Forecast share price volatility (annualized)	50.13%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield